Expense Example - Guggenheim Enhanced Equity Income ETF - ETF	Jun. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113